Fees Summary	Aug. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,013,400
Previously Paid Amount	0.00
Total Fee Amount	308.25
Total Offset Amount	0.00
Net Fee	308.25
Narrative - Max Aggregate Offering Price	$ 2,013,400
Final Prospectus	true